Prepayments	12 Months Ended
Jun. 30, 2024
Prepayments [Abstract]
Prepayments

Note 5 – Prepayments

Prepayments, current, consisted of the following:

	June 30, 2024	June 30, 2023

Prepayment for live concert productions	$8,835,833	$10,286,550
Prepayment for transportation services	12,061	20,676
Prepayments and advances	$8,847,894	$10,307,226

Prepayments, non-current, consisted of the following:

	June 30, 2024	June 30, 2023

Prepayment for transportation services	$-	$12,061